Share-Based Payment Transactions (Details) - USD ($)			12 Months Ended
	Jan. 15, 2020	Oct. 10, 2019	Dec. 31, 2023	Dec. 31, 2022	Jan. 21, 2024	Dec. 28, 2023	Feb. 10, 2022	Jan. 03, 2022	Mar. 12, 2019
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares (in Shares)			706,683	261,494	925,159
Ordinary shares granted (in Shares)									45
Exercise price		$ 5,460	$ 169	$ 21,944				$ 169	$ 10,920
Fair value of share options	$ 1,328.6	$ 2,966.6	$ 5,824,000
Share options granted (in Shares)								6,851
Fair value of share options granted							$ 114.66	$ 158.34
Ordinary shares issued (in Shares)			7,942
Ordinary shares granted discount rate			25.00%
Fair value of ordinary shares granted (in Dollars)			$ 94
Weighted average remaining contractual life			4 years 10 days	5 years 10 days
2023 Plan [Member]
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares (in Shares)						10,000,000